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First MetLife Investors Insurance Company
200 Park Ave.
New York, NY 10166

August 8, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 15
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-137969/811-08306
     (PrimElite IV)

Commissioners:

On behalf of First MetLife Investors Insurance Company and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing Post-Effective Amendment No. 15 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosure which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call the undersigned at (617) 578-2053.

Sincerely,

/s/ John M. Richards
--------------------
John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company

Attachment
cc:  Michele H. Abate, Esq.